Fair Value Measurement (Details) - Schedule of Financial Assets and Liabilities Measured at Fair Value - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial Liabilities:
Financial assets and liabilities		$ 1,296
Marketable Securities with Related Party [Member]
Schedule of Financial Assets and Liabilities Measured at Fair Value [Line Items]
Financial Assets	$ 351
Marketable Securities [Member]
Schedule of Financial Assets and Liabilities Measured at Fair Value [Line Items]
Financial Assets		1,292
Warrant Liability [Member]
Financial Liabilities:
Financial Liabilities		4
Level 1 [Member]
Financial Liabilities:
Financial assets and liabilities
Level 1 [Member] | Marketable Securities with Related Party [Member]
Schedule of Financial Assets and Liabilities Measured at Fair Value [Line Items]
Financial Assets	351
Level 1 [Member] | Marketable Securities [Member]
Schedule of Financial Assets and Liabilities Measured at Fair Value [Line Items]
Financial Assets
Level 1 [Member] | Warrant Liability [Member]
Financial Liabilities:
Financial Liabilities
Level 2 [Member]
Financial Liabilities:
Financial assets and liabilities
Level 2 [Member] | Marketable Securities with Related Party [Member]
Schedule of Financial Assets and Liabilities Measured at Fair Value [Line Items]
Financial Assets
Level 2 [Member] | Marketable Securities [Member]
Schedule of Financial Assets and Liabilities Measured at Fair Value [Line Items]
Financial Assets
Level 2 [Member] | Warrant Liability [Member]
Financial Liabilities:
Financial Liabilities
Level 3 [Member]
Financial Liabilities:
Financial assets and liabilities		1,296
Level 3 [Member] | Marketable Securities with Related Party [Member]
Schedule of Financial Assets and Liabilities Measured at Fair Value [Line Items]
Financial Assets
Level 3 [Member] | Marketable Securities [Member]
Schedule of Financial Assets and Liabilities Measured at Fair Value [Line Items]
Financial Assets		1,292
Level 3 [Member] | Warrant Liability [Member]
Financial Liabilities:
Financial Liabilities		$ 4